Related Party Transactions (Details) - Schedule of Services Provided by Related Parties - USD ($)		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transaction [Line Items]
Services provided by related parties	[1]	$ 71,861,781	$ 50,397,927	$ 36,170,170
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	67,394,526	46,757,016	28,308,612
Max Bright Marine Service Co. Ltd. [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	2,526,064	1,961,665	3,011,397
Welly Focus Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	99,615
Top Wisdom Shipping Management Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	20,000
Nanjing Derun Shipping Co., Ltd. [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	565,465	31,325	171,013
Top Legend Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided by related parties	[1]	$ 1,256,111	$ 1,647,921	$ 4,679,148

[1]	The Group generally leased vessels or incurred the related freight costs with the above related parties.